Segment Information - Disclosure of Reportable Segments Explanatory (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024
Disclosure Of Operating Segments [Line Items]
Total assets	$ 1,335,917	[1]	$ 1,349,242
Net revenue	946,401	[2]	920,448	[3]
Gross profit	258,648		240,331
Operating income (loss)	(6,349)		(103,811)
Earnings (loss) before income tax	(15,774)		(105,609)
Operating segments [member] | Cannabis
Disclosure Of Operating Segments [Line Items]
Total assets	431,087	[1]	425,844
Net revenue	406,769	[2]	365,189	[3]
Gross profit	118,997		100,625
Operating income (loss)	28,578		921
Earnings (loss) before income tax	25,870		(3,145)
Operating segments [member] | Cannabis Retail
Disclosure Of Operating Segments [Line Items]
Total assets	219,462	[1]	195,823
Net revenue	330,242	[2]	311,689	[3]
Gross profit	86,053		78,827
Operating income (loss)	30,332		(1,742)
Earnings (loss) before income tax	27,663		(5,250)
Operating segments [member] | Cannabis Operations
Disclosure Of Operating Segments [Line Items]
Total assets	211,625	[1]	230,021
Net revenue	144,656	[2]	109,470	[3]
Gross profit	32,944		21,798
Operating income (loss)	(1,754)		2,663
Earnings (loss) before income tax	(1,793)		2,105
Operating segments [member] | Liquor Retail
Disclosure Of Operating Segments [Line Items]
Total assets	324,447	[1]	326,061
Net revenue	539,632	[2]	555,259	[3]
Gross profit	139,651		139,706
Operating income (loss)	36,516		34,781
Earnings (loss) before income tax	32,420		30,665
Operating segments [member] | Investments
Disclosure Of Operating Segments [Line Items]
Total assets	397,537	[1]	577,522	[4]
Operating income (loss)	4,209		(50,013)	[4]
Earnings (loss) before income tax	4,209		(50,588)	[4]
Intersegment Eliminations
Disclosure Of Operating Segments [Line Items]
Net revenue	(68,129)	[2]	(55,970)	[3]
Corporate
Disclosure Of Operating Segments [Line Items]
Total assets	182,846	[1]	19,815
Operating income (loss)	(75,652)		(89,500)
Earnings (loss) before income tax	$ (78,273)		$ (82,541)

[1]	As at December 31, 2025, cash and cash equivalents have been allocated to Corporate from Investments.
[2]	The Company has eliminated $68.1 million for the year ended December 31, 2025 of cannabis operations revenue and equal cost of sales associated with sales to provincial boards that are expected to be subsequently repurchased by the Company’s licensed retail subsidiaries for resale, at which point the full retail sales revenue will be recognized.
[3]	The Company has eliminated $56.0 million for the year ended December 31, 2024 of cannabis operations revenue and equal cost of sales associated with sales to provincial boards that are expected to be subsequently repurchased by the Company’s licensed retail subsidiaries for resale, at which point the full retail sales revenue will be recognized.
[4]	Total assets include cash and cash equivalents.